Segment Information	6 Months Ended
Jun. 30, 2020
Operating Segments [Abstract]
Segment information

B.20. SEGMENT INFORMATION
As indicated in Note B.26. to the consolidated financial statements for the year ended December 31, 2019, Sanofi has three operating segments: Pharmaceuticals, Vaccines and Consumer Healthcare.
The Pharmaceuticals segment comprises the commercial operations of the following global franchises: Specialty Care (Dupixent®, Multiple Sclerosis, Neurology, Other Inflammatory Diseases & Immunology, Rare Diseases, Oncology, and Rare Blood Disorders) and General Medicines (Diabetes, Cardiovascular, and Established Prescription Products), together with research, development and production activities dedicated to the Pharmaceuticals segment. This segment also includes associates whose activities are related to pharmaceuticals. Following the transaction of May 29, 2020, Regeneron is no longer an associate of Sanofi (see Note B.1.). Consequently, the Pharmaceuticals segment no longer includes Sanofi’s equity-accounted share of Regeneron’s profits for all periods presented in this note.
The Vaccines segment comprises, for all geographical territories, the commercial operations of Sanofi Pasteur, together with research, development and production activities dedicated to vaccines.
The Consumer Healthcare segment comprises, for all geographical territories, the commercial operations for Sanofi’s Consumer Healthcare products, together with research, development and production activities dedicated to those products.
Inter-segment transactions are not material.
The costs of Sanofi’s global support functions (External Affairs, Finance, Human Resources, Legal Affairs, Information Solutions & Technologies, Sanofi Business Services, etc.) are mainly managed centrally at group-wide level. The costs of those functions are presented within the “Other” category. That category also includes other reconciling items such as retained commitments in respect of divested activities.
In 2020, Sanofi adopted a new management reporting structure. This resulted in cost reallocations between the Pharmaceuticals, Consumer Healthcare, Vaccines segments and “Other” category, and product reallocations (mainly between Pharmaceuticals and Consumer Healthcare). Expenses relating to Medical Affairs, previously shown in the “Other” category, were reallocated to the Pharmaceuticals segment.

B.20.1. SEGMENT RESULTS
B.20.1.1. Analysis of net sales
The table below sets forth net sales for the six months ended June 30, 2020 and June 30, 2019:

(€ million)		Europe	United States	Other countries	June 30, 2020	Europe	United States	Other countries	June 30, 2019
Pharmaceuticals		3,347	4,806	4,867	13,020	3,393	4,193	5,132	12,718
General Medicines		2,232	1,458	3,928	7,618	2,421	1,647	4,336	8,404
of which	Lantus®	281	474	662	1,417	306	568	658	1,532
	Toujeo®	188	143	165	496	167	139	125	431
	Praluent®	56	68	22	146	63	44	15	122
	Multaq®	12	135	7	154	20	135	6	161
	Lovenox®	298	15	317	630	385	18	287	690
	Plavix®	67	5	437	509	70	—	696	766
	Generics	57	75	362	494	66	79	391	536
Specialty Care		1,115	3,348	939	5,402	972	2,546	796	4,314
of which	Aubagio®	231	775	62	1,068	204	645	54	903
	Cerezyme®	125	90	153	368	128	88	147	363
	Myozyme/Lumizyme®	193	178	101	472	195	162	97	454
	Fabrazyme®	98	206	109	413	90	199	107	396
	Eloctate®	—	234	96	330	—	272	73	345
	Jevtana®	92	123	56	271	87	101	49	237
	Dupixent®	174	1,310	150	1,634	83	669	73	825
Consumer Healthcare		717	583	1,024	2,324	741	599	1,067	2,407
of which	Allergy, Cough and Cold	177	214	249	640	184	187	246	617
	Pain	271	98	266	635	275	93	273	641
	Digestive	167	38	221	426	175	103	260	538
	Nutritionals	62	23	223	308	67	19	214	300
Vaccines		281	491	1,064	1,836	317	609	968	1,894
of which	Polio/Pertussis/Hib vaccines	162	183	714	1,059	157	192	639	988
	Influenza vaccines	5	13	161	179	2	4	111	117
Total net sales		4,345	5,880	6,955	17,180	4,451	5,401	7,167	17,019
B.20.1.2. Business operating income
Sanofi reports segment results on the basis of “Business operating income”, a non-GAAP financial measure used internally by the chief operating decision maker to measure the performance of each operating segment and to allocate resources.
Following the transaction of May 29, 2020, Regeneron is no longer an associate of Sanofi (see Note B.1.). Consequently, “Business operating income” has been adjusted, and no longer includes Sanofi’s share of the net income of Regeneron. This means that the Share of profit/(loss) from investments accounted for using the equity method line in the table reconciling Operating income (as shown in the income statement) to “Business operating income” no longer includes the equity-accounted share of profits from Regeneron. The comparatives presented for 2019 have been restated to reflect that adjustment. In addition, the gain arising on the divestment of the equity investment in Regeneron is not included in “Business operating income”, with the exception of the gain on the remeasurement of the 400,000 retained shares at market value at the transaction date.
In addition, with effect from January 1, 2020 “Business operating income” includes depreciation charged against right-of-use assets recognized under IFRS 16 (Leases), applicable since January 1, 2019, and excludes rental expenses previously recognized under IAS 17. In the interests of consistency, “Business operating income” for the comparative periods of 2019 presented has been restated to include the effects of IFRS 16, and of certain expenses and income presented differently for segment reporting purposes to align on Sanofi’s new 2020 management reporting structure (see Note B.20., “Segment Information”, above).
“Business operating income” is derived from Operating income, adjusted as follows:
•the amounts reported in the line items Restructuring costs and similar items, Fair value remeasurement of contingent consideration (relating to business combinations or divestments) and Other gains and losses, and litigation are eliminated;
•amortization and impairment losses charged against intangible assets (other than software and other rights of an industrial or operational nature) are eliminated;
•the share of profits/losses from investments accounted for using the equity method is added, excluding Regeneron up to and including May 29, 2020 (see Note B.1.);
•net income attributable to non-controlling interests is deducted;
•other acquisition-related effects (primarily the workdown of acquired inventories remeasured at fair value at the acquisition date, and the impact of acquisitions on investments accounted for using the equity method) are eliminated;
•restructuring costs relating to investments accounted for using the equity method are eliminated; and
•the gain on the divestment of Regeneron shares dated May 29, 2020 is eliminated (this elimination does not include the gain on the remeasurement of the 400,000 retained shares at market value as of that date).
Segment results are shown in the table below:

	June 30, 2020 (6 months)
(€ million)	Pharmaceuticals	Consumer Healthcare	Vaccines	Other	Total
Net sales	13,020	2,324	1,836	—	17,180
Other revenues	70	30	474	—	574
Cost of sales	(3,427)	(770)	(1,184)	(126)	(5,507)
Research and development expenses	(2,143)	(61)	(324)	(164)	(2,692)
Selling and general expenses	(2,472)	(760)	(386)	(989)	(4,607)
Other operating income and expenses	(150)	21	4	(130)	(255)
Share of profit/(loss) from investments accounted for using the equity method (a)	4	7	—	—	11
Net income attributable to non-controlling interests	(17)	(4)	—	—	(21)
Business operating income	4,885	787	420	(1,409)	4,683
(a) “Business operating income” no longer includes Sanofi’s equity-accounted share of Regeneron’s net profits (see definition above, and Note B.1.).

	June 30, 2019 (6 months)
(€ million)	Pharmaceuticals	Consumer Healthcare	Vaccines	Other	Total
Net sales	12,718	2,407	1,894	—	17,019
Other revenues	103	27	544	—	674
Cost of sales	(3,239)	(783)	(1,255)	(105)	(5,382)
Research and development expenses	(2,423)	(71)	(295)	(183)	(2,972)
Selling and general expenses	(2,679)	(760)	(374)	(1,022)	(4,835)
Other operating income and expenses	(228)	105	(6)	(64)	(193)
Share of profit/(loss) from investments accounted for using the equity method (a)	4	6	—	—	10
Net income attributable to non-controlling interests	(12)	(3)	—	—	(15)
Business operating income (b)	4,244	928	508	(1,374)	4,306
(a) “Business operating income” no longer includes Sanofi’s equity-accounted share of Regeneron’s net profits (see definition above, and Note B.1.).
(b) Restated to exclude (i) Sanofi’s share of net profits from the investment in Regeneron (see above); and to include (i) the effects of IFRS 16 and (ii) the effect of certain expenses and income being presented differently for segment reporting purposes to align on Sanofi’s new 2020 management reporting structure.

	December 31, 2019 (12 months)
(€ million)	Pharmaceuticals	Consumer Healthcare	Vaccines	Other	Total
Net sales	25,700	4,695	5,731	—	36,126
Other revenues	173	57	1,275	—	1,505
Cost of sales	(6,750)	(1,599)	(3,372)	(252)	(11,973)
Research and development expenses	(4,850)	(149)	(639)	(380)	(6,018)
Selling and general expenses	(5,442)	(1,529)	(823)	(2,089)	(9,883)
Other operating income and expenses	(625)	193	—	50	(382)
Share of profit/(loss) from investments accounted for using the equity method (a)	5	(5)	9	—	9
Net income attributable to non-controlling interests	(29)	(6)	—	—	(35)
Business operating income (b)	8,182	1,657	2,181	(2,671)	9,349
(a) “Business operating income” no longer includes Sanofi’s equity-accounted share of Regeneron’s net profits (see definition above, and Note B.1.).
(b) Restated to exclude (i) Sanofi’s share of net profits from the investment in Regeneron (see above); and to include (i) the effects of IFRS 16 and (ii) the effect of certain expenses and income being presented differently for segment reporting purposes to align on Sanofi’s new 2020 management reporting structure.

The table below, presented in compliance with IFRS 8, shows a reconciliation between “Business operating income” and Income before tax and investments accounted for using the equity method:

(€ million)	June 30, 2020 (6 months)	June 30, 2019 (f) (6 months)	December 31, 2019 (f) (12 months)
Business operating income	4,683	4,306	9,349
Share of profit/(loss) from investments accounted for using the equity method (a)/(b)	(11)	(10)	(9)
Net income attributable to non-controlling interests (c)	21	15	35
Amortization and impairment of intangible assets	(1,206)	(2,956)	(5,750)
Fair value remeasurement of contingent consideration	54	190	238
Expenses arising from the impact of acquisitions on inventories	(36)	(3)	(3)
Restructuring costs and similar items	(758)	(747)	(1,062)
Other gains and losses, and litigation(d)	136	317	327
Gain on sale of Regeneron shares on May 29, 2020(e)	7,225	—	—
Operating income	10,108	1,112	3,125
Financial expenses	(198)	(244)	(444)
Financial income	31	94	141
Income before tax and investments accounted for using the equity method	9,941	962	2,822
(a)Excludes (i) restructuring costs and (ii) expenses arising from the impact of acquisitions on investments accounted for using the equity method.
(b)Following the transaction of May 29, 2020, “Business operating income” no longer includes Sanofi’s equity-accounted share of Regeneron’s net profits (see Note B.1.). Consequently, this line does not include Sanofi’s share of net profits from the investment in Regeneron up to and including that date.
(c)Excludes (i) restructuring costs and (ii) other adjustments attributable to non-controlling interests.
(d)For the six months ended June 30, 2020, this line mainly comprises the gain on the sale of operations related to the Seprafilm product to Baxter.
(e)This line includes the gain on the sale of (i) 13 million shares of Regeneron common stock in the registered public offering and (ii) the 9.8 million shares repurchased by Regeneron, but does not include the gain arising from the remeasurement of the 400,000 retained shares at market value of May 29, 2020.
(f)Business operating income as presented in the 2019 financial statements has been restated to exclude (i) Sanofi’s share of net profits from the investment in Regeneron, amounting to €159 million in the six months ended June 30, 2019 and €411 million in the year ended December 31, 2019 (see above); and to include (i) the effects of IFRS 16 and (ii) the effect of certain expenses and income being presented differently for segment reporting purposes to align on Sanofi’s new 2020 management reporting structure.

B.20.2. OTHER SEGMENT INFORMATION
The tables below show the split by operating segment of (i) the carrying amount of investments accounted for using the equity method, (ii) acquisitions of property, plant and equipment, and (iii) acquisitions of intangible assets.
The principal investments accounted for using the equity method in the Pharmaceuticals segment are entities majority owned by BMS (up to and including February 29, 2020, see Note B.5.), and Infraserv GmbH & Co. Höchst KG.
Acquisitions of intangible assets and property, plant and equipment correspond to acquisitions paid for during the period.

	June 30, 2020
(€ million)	Pharmaceuticals	Consumer Healthcare	Vaccines	Total
Investments accounted for using the equity method	149	3	44	196
Acquisitions of property, plant and equipment	294	27	181	502
Acquisitions of other intangible assets	153	6	21	180

	June 30, 2019
(€ million)	Pharmaceuticals	Consumer Healthcare	Vaccines	Total
Investments accounted for using the equity method (a)	327	20	32	379
Acquisitions of property, plant and equipment (b)	383	28	243	654
Acquisitions of other intangible assets	124	7	56	187
(a) This line has been restated to eliminate Sanofi’s equity investment in Regeneron (see Note B.20.).
(b) Includes the effect of restatements needed to align on Sanofi’s new 2020 management reporting structure.

	December 31, 2019
(€ million)	Pharmaceuticals	Consumer Healthcare	Vaccines	Total
Investments accounted for using the equity method (a)	205	4	40	249
Acquisitions of property, plant and equipment (b)	773	88	462	1,323
Acquisitions of other intangible assets	321	51	121	493
(a) This line has been restated to eliminate Sanofi’s equity investment in Regeneron (see Note B.20.).
(b) Includes the effect of restatements needed to align on Sanofi’s new 2020 management reporting structure.

B.20.3. INFORMATION BY GEOGRAPHICAL REGION
The geographical information on net sales provided below is based on the geographical location of the customer.
In accordance with IFRS 8, the non-current assets reported below exclude financial instruments, deferred tax assets, pre-funded pension obligations, and right-of-use assets as determined under IFRS 16.

	June 30, 2020
(€ million)	Total	Europe	of which France	North America	of which United States	Other countries
Net sales	17,180	4,345	1,061	6,151	5,880	6,684
Non-current assets:
•property, plant and equipment	9,368	5,683	3,067	2,756	2,153	929
•goodwill	45,254	—	—	—	—	—
•other intangible assets	17,021	6,544	—	8,838	—	1,639

	June 30, 2019
(€ million)	Total	Europe	of which France	North America	of which United States	Other countries
Net sales	17,019	4,351	1,099	5,685	5,401	6,983
Non-current assets:
•property, plant and equipment	9,606	5,781	3,120	2,791	2,250	1,034
•goodwill	44,418	—	—	—	—	—
•other intangible assets	19,098	7,439	—	9,485	—	2,174

	December 31, 2019
(€ million)	Total	Europe	of which France	North America	of which United States	Other countries
Net sales	36,126	8,852	2,261	13,370	12,756	13,904
Non-current assets:
•property, plant and equipment	9,717	5,824	3,141	2,862	2,264	1,031
•goodwill	44,519	—	—	—	—	—
•other intangible assets	16,572	6,941	—	7,825	—	1,806
As stated in Notes B.6.1. and D.5. to the consolidated financial statements for the year ended December 31, 2019, goodwill is not allocated by geographical region.

B.20.4. PRINCIPAL CUSTOMERS AND CREDIT RISK
Sanofi’s three largest customers respectively accounted for approximately 9%, 6% and 5% of consolidated net sales in the first half of 2020, mostly in the Pharmaceuticals segment (versus approximately 9%, 6% and 4% in the first half of 2019).